Equity-Based Compensation (Details) - Schedule of weighted average assumptions used in the black-scholes model	11 Months Ended
Dec. 31, 2022
Minimum [Member]
Equity-Based Compensation (Details) - Schedule of weighted average assumptions used in the black-scholes model [Line Items]
Risk-free interest rate	2.98%
Dividend yield
Expected term (years)	5 years 3 months 7 days
Volatility	62.40%
Maximum [Member]
Equity-Based Compensation (Details) - Schedule of weighted average assumptions used in the black-scholes model [Line Items]
Risk-free interest rate	4.10%
Dividend yield
Expected term (years)	5 years 9 months 21 days
Volatility	62.50%